Fair Value Measurements (Details) - Schedule of Reconciliation of Level 3 Balance - Level 3 [Member] - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Balance at beginning	$ 22,965,572	$ 185,011
Unrealized gain recognized in earnings	(2,176,621)
Level 3 Balance at ending	$ 20,788,951